Putnam
Floating Rate
Income Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

8-31-04

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

It is a pleasure to present you with the first shareholder report for Putnam Floating Rate Income Fund. Your fund's fiscal year will run from each March 1 to the following February 28, meaning that the fiscal year's midpoint is August 31. Going forward, you can expect to receive detailed reports for each annual and semiannual period, which will cover fund strategy, performance, and management's outlook for future periods; list portfolio securities; and include the fund's financial statements.

However, your fund began operations on August 4, 2004, and was available to only a limited number of shareholders as of August 31, which marks the official midpoint of its first fiscal year. Because of this limited performance history, your fund's report primarily contains the fund's portfolio listing and financial statements. We also include an expense comparison that enables you to estimate the amount you paid for ongoing expenses such as management fees and distribution (or 12b-1) fees. Your fund is being managed by the Putnam Core Fixed-Income High-Yield Team, with Stephen Peacher, the team's Chief Investment Officer, serving as the Portfolio Leader. Joseph Towell and Neal Reiner are Portfolio Members. Stephen and his team will provide you with more details on the fund's first fiscal year in the next shareholder report, an annual report that will be mailed to you in April 2005.

With three interest-rate increases behind us thus far this year, it seems apparent that we have entered a rising-rate environment. Since Putnam Floating Rate Income Fund invests mainly in senior floating-rate loans, which can generate greater income and maintain greater price stability when rates are on the rise, the management team believes that the fund is well positioned to benefit from such an environment. The team also believes that the fund has the potential to provide additional diversification for a portfolio that already includes stock funds, bond funds, and money market funds. Historically, senior floating-rate loans have performed differently from more traditional investments, so your investment in the fund may help reduce overall volatility.

We are pleased to have this new fund as part of the Putnam family of funds, and believe it can play an important part in the fixed-income portion of a diversified investment program. As always, we thank you for your support of the Putnam Funds.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

October 20, 2004

Floating-rate funds are not money market funds and do not seek to maintain a stable net asset value. Although floating-rate instruments may reduce risk related to changes in interest rates, they do not eliminate it. In addition, the fund is subject to other significant risks associated with below-investment-grade securities, such as the risk of default in payment on the instruments. Accordingly, the share price of floating-rate funds will fluctuate with market conditions.

Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk.


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Floating Rate Income Fund from August 4, 2004, the fund's inception date, to the fund's first fiscal period-end, August 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.


EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns from the fund's inception, 8/4/04, to 8/31/04
---------------------------------------------------------------------------
                                                                Class A
---------------------------------------------------------------------------
Expenses paid per $1,000*                                         $0.66
---------------------------------------------------------------------------
Ending value (after expenses)                                   $996.90
---------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio, 0.86%, which represents the ongoing expenses as a percentage of net assets for the period from 8/4/04 to 8/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you would have paid from the fund's inception through August 31, 2004, use the calculation method below.

-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                    Total
Value of your                             Expenses paid             expenses
investment on 8/4/04 [DIV]  $1,000   X    per $1,000            =   paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000              [DIV]  $1,000   X  $0.66 (see table above) =   $6.60
-----------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return from the fund's inception, 8/4/04, to 8/31/04
----------------------------------------------------------------------------
                                                                 Class A
----------------------------------------------------------------------------
Expenses paid per $1,000*                                         $0.66
----------------------------------------------------------------------------
Ending value (after expenses)                                 $1,003.18
----------------------------------------------------------------------------

* Expenses are calculated using the fund's annualized expense ratio, 0.86%, which represents the ongoing expenses as a percentage of net assets for the period from 8/4/04 to 8/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
August 31, 2004 (Unaudited)

Senior loans (95.1%) (a) (c)
Principal amount                                                          Value

Aerospace and Defense (4.0%)
-------------------------------------------------------------------------------
    $1,000,000 Alliant Techsystems, Inc. bank term
               loan FRN Ser. B, 3.224s, 2011                         $1,008,750
       500,000 Piedmont bank term loan FRN 4.11s,
               2010                                                     502,500
       500,000 Standard Aero bank term loan FRN
               Ser. B, 4.11s, 2012                                      505,000
                                                                 --------------
                                                                      2,016,250

Automotive (2.0%)
-------------------------------------------------------------------------------
       500,000 Hayes Lemmerz International, Inc.
               bank term loan FRN 5.19s, 2009                           509,063
       155,709 Tenneco Automotive, Inc. bank term
               loan FRN 4.36s, 2010                                     158,629
       344,291 Tenneco Automotive, Inc. bank term
               loan FRN 4.253s, 2010                                    350,029
                                                                 --------------
                                                                      1,017,721

Basic Materials (9.1%)
-------------------------------------------------------------------------------
     1,000,000 Cognis bank term loan FRN Ser. C,
               4.86s, 2013                                            1,003,188
       863,128 Huntsman Corp. bank term loan FRN
               Ser. A, 5 5/8s, 2007                                     865,440
       136,878 Huntsman Corp. bank term loan FRN
               Ser. B, 11.438s, 2007                                    137,244
     1,000,000 Huntsman ICI Chemicals, Inc. bank
               term loan FRN Ser. B, 4.86s, 2010                      1,012,750
     1,000,000 Nalco Co. bank term loan FRN Ser. B,
               4.182s, 2010                                           1,014,464
       500,000 St. Mary's Cement Corp. bank term
               loan FRN Ser. B, 4.086s, 2009                            503,438
                                                                 --------------
                                                                      4,536,524

Broadcasting (1.0%)
-------------------------------------------------------------------------------
       500,000 Emmis Communications Corp. bank term
               loan FRN Ser. B, 3.313s, 2010                            503,021

Building Materials (3.0%)
-------------------------------------------------------------------------------
     1,000,000 NCI Building Systems, Inc. bank term
               loan FRN Ser. B, 3.63s, 2010                           1,010,625
       500,000 Nortek, Inc. bank term loan FRN
               Ser. B, 4.11s, 2011                                      504,500
                                                                 --------------
                                                                      1,515,125

Cable Television (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Charter Communications bank term
               loan FRN Ser. B, 4.92s, 2011                             986,354

Commercial and Consumer Services (1.0%)
-------------------------------------------------------------------------------
       500,000 Laidlaw International, Inc. bank
               term loan FRN Ser. B-1, 5 1/2s, 2009                     506,667

Communication Services (9.3%)
-------------------------------------------------------------------------------
       981,203 Nextel Communications, Inc. bank
               term loan FRN Ser. E, 3.813s, 2010                       986,153
       600,000 PanAmSat Corp. bank term loan FRN
               Ser. B, 4.36s, 2011                                      600,413
     1,000,000 Qwest Communications International,
               Inc. bank term loan FRN
               Ser. A, 6 1/2s, 2007                                   1,032,000
     1,000,000 TSI Telecommunication Services, Inc.
               bank term loan FRN Ser. B, 4.744s,
               2006                                                   1,011,250
     1,000,000 Western Wireless Corp. bank term
               loan FRN Ser. B, 4.569s, 2011                          1,013,036
                                                                 --------------
                                                                      4,642,852

Consumer (2.0%)
-------------------------------------------------------------------------------
       997,500 American Achievement Corp. bank term
               loan FRN Ser. B, 4.086s, 2011                          1,003,734

Consumer Goods (1.0%)
-------------------------------------------------------------------------------
       500,000 Prestige Brands, Inc. bank term loan
               FRN Ser. B, 4.082s, 2011                                 500,000

Consumer Services (1.0%)
-------------------------------------------------------------------------------
       500,000 United Rentals, Inc. bank term loan
               FRN 3.681s, 2011                                         504,125

Containers (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Owens-Illinois, Inc. bank term loan
               FRN Ser. C, 4.64s, 2008                                1,000,000

Energy (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Peabody Energy Corp. bank term loan
               FRN Ser. B, 3.266s, 2010                               1,009,375

Entertainment (4.0%)
-------------------------------------------------------------------------------
     1,000,000 MGM bank term loan FRN Ser. B,
               3.98s, 2011                                            1,003,000
     1,000,000 Six Flags, Inc. bank term loan FRN
               Ser. B, 4.04s, 2009                                    1,001,875
                                                                 --------------
                                                                      2,004,875

Food (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Pinnacle Foods Holding Corp. bank
               term loan FRN 4.259s, 2010                             1,010,000

Gaming & Lottery (3.0%)
-------------------------------------------------------------------------------
     1,000,000 Boyd Gaming Corp. bank term loan FRN
               Ser. B, 3.52s, 2010                                    1,009,375
       431,818 Venetian Casino Resort, LLC bank
               term loan FRN 4.11s, 2011                                436,676
        68,182 Venetian Casino Resort, LLC bank
               term loan FRN Ser. DD, 4.11s, 2011                        68,906
                                                                 --------------
                                                                      1,514,957

Health Care (6.0%)
-------------------------------------------------------------------------------
     1,000,000 Ardent Health Services bank term
               loan FRN Ser. B, 5 3/4s, 2011                          1,000,000
       500,000 Community Health Systems, Inc. bank
               term loan FRN Ser. B, 3.36s, 2011                        499,822
       500,000 IASIS Healthcare Corp. bank term
               loan FRN Ser. B, 3.7s, 2011                              505,469
     1,000,000 Triad Hospitals, Inc. bank term loan
               FRN Ser. B, 3.73s, 2008                                1,015,631
                                                                 --------------
                                                                      3,020,922

Household Furniture and Appliances (2.0%)
-------------------------------------------------------------------------------
       981,651 Sealy Mattress Co. bank term loan
               FRN Ser. C, 4.11s, 2012                                  990,650

Manufacturing (4.0%)
-------------------------------------------------------------------------------
     1,000,000 Invensys, PLC bank term loan FRN
               Ser. B-1, 5.477s, 2009 (United
               Kingdom)                                               1,012,500
       500,000 Polypore International bank term
               loan FRN 3.72s, 2011                                     503,125
       500,000 Roper Industries, Inc. bank term
               loan FRN 3.61s, 2008                                     506,459
                                                                 --------------
                                                                      2,022,084

Media (5.1%)
-------------------------------------------------------------------------------
       500,000 Freedom Communications, Inc. bank
               term loan FRN Ser. B, 3.473s, 2012                       506,875
     1,000,000 Regal Cinemas, Inc. bank term loan
               FRN Ser. B, 3.881s, 2010                               1,010,250
       997,494 Warner Music Group bank term loan
               FRN Ser. B, 4.173s, 2011                               1,009,606
                                                                 --------------
                                                                      2,526,731

Medical Services (2.5%)
-------------------------------------------------------------------------------
       250,000 Alderwoods Group, Inc. bank term
               loan FRN 4.36s, 2009                                     252,422
     1,000,000 DaVita, Inc. bank term loan FRN
               Ser. C, 3.23s, 2010                                    1,005,833
                                                                 --------------
                                                                      1,258,255

Medical Technology (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Kinetic Concepts, Inc. bank term
               loan FRN Ser. B, 3.59s, 2011                           1,012,083

Office Equipment & Supplies (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Buhrmann US, Inc. bank term loan FRN
               Class C-1, 3.983s, 2010                                1,011,667

Pharmaceuticals (1.0%)
-------------------------------------------------------------------------------
       500,000 VWR International, Inc. bank term
               loan FRN Ser. B, 4.11s, 2011                             506,375

Publishing (5.9%)
-------------------------------------------------------------------------------
       917,568 Dex Media East, LLC/Dex Media East
               Finance Co. bank term loan
               FRN Ser. B, 3.655s, 2009                                 928,655
       980,779 Dex Media West, LLC bank term loan
               FRN Ser. B, 3.862s, 2010                                 993,856
       500,000 Journal Register Co. bank term loan
               FRN Ser. B, 3.11s, 2012                                  501,094
       500,000 RH Donnelley Finance Corp. bank term
               loan FRN Ser. B, 3.86s, 2011                             505,563
                                                                 --------------
                                                                      2,929,168

Restaurants (1.0%)
-------------------------------------------------------------------------------
       493,308 Domino's, Inc. bank term loan FRN
               Ser. B, 3 7/8s, 2010                                     500,862

Retail (6.1%)
-------------------------------------------------------------------------------
     1,000,000 Duane Reade, Inc. bank term loan FRN
               Ser. B, 4.73s, 2010                                    1,014,500
     1,000,000 Jean Coutu Group, Inc. bank term
               loan FRN Ser. B, 3 3/4s, 2011                          1,008,068
     1,000,000 Rite Aid Corp. bank term loan FRN
               Ser. B, 4.536s, 2008                                   1,010,000
                                                                 --------------
                                                                      3,032,568

Technology (3.0%)
-------------------------------------------------------------------------------
       497,500 Iron Mountain, Inc. bank term loan
               FRN Ser. C, 3.219s, 2011                                 499,677
       285,700 Seagate Technology Hdd Holdings bank
               term loan FRN Ser. B,  3.688s, 2007                      288,843
       714,300 Seagate Technology, Inc. bank term
               loan FRN Ser. B, 3.688s, 2007
               (Cayman Islands)                                         722,157
                                                                 --------------
                                                                      1,510,677

Tire & Rubber (1.0%)
-------------------------------------------------------------------------------
       500,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 6.11s, 2007                           505,000

Utilities & Power (4.1%)
-------------------------------------------------------------------------------
     1,000,000 Allegheny Energy, Inc. bank term
               loan FRN Ser. C, 5.699s, 2011                          1,014,792
     1,000,000 Williams Products bank term loan FRN
               Ser. C, 4.1s, 2007                                     1,012,917
                                                                 --------------
                                                                      2,027,709

Waste Management (1.0%)
-------------------------------------------------------------------------------
       500,000 Allied Waste Industries, Inc. bank
               term loan FRN 4.33s, 2010                                506,971
                                                                 --------------
               Total Senior loans
               (cost $47,799,298)                                   $47,633,302

Corporate bonds and notes (4.1%) (a)
Principal amount                                                          Value

Broadcasting (2.1%)
-------------------------------------------------------------------------------
    $1,000,000 Echostar DBS Corp. FRN 4.85s, 2008                    $1,037,500

Entertainment (2.0%)
-------------------------------------------------------------------------------
     1,000,000 Marquee, Inc. 144A sr. notes FRN
               5.97s, 2010                                            1,020,000
                                                                 --------------
               Total Corporate bonds and notes
               (cost $2,039,458)                                     $2,057,500
-------------------------------------------------------------------------------
               Total Investments (cost $49,838,756)                 $49,690,802
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $50,093,309.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at August 31, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on and Floating Rate Notes (FRN) are the current interest rates at August 31, 2004.

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
August 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $49,838,756)                $49,690,802
-------------------------------------------------------------------------------
Cash                                                               13,864,461
-------------------------------------------------------------------------------
Interest receivable                                                    68,430
-------------------------------------------------------------------------------
Receivable for securities sold                                      6,066,073
-------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                    60,910
-------------------------------------------------------------------------------
Total assets                                                       69,750,676

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                                     463
-------------------------------------------------------------------------------
Payable for securities purchased                                   19,566,316
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                            2,484
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)              5,875
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                    284
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              583
-------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                    66,024
-------------------------------------------------------------------------------
Other accrued expenses                                                 15,338
-------------------------------------------------------------------------------
Total liabilities                                                  19,657,367
-------------------------------------------------------------------------------
Net assets                                                        $50,093,309

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                   $50,293,496
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)             (26,821)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                 (25,412)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (147,954)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                $50,093,309

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($50,093,309 divided by 5,033,761 shares)                               $9.95
-------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $9.95)*                 $10.28
-------------------------------------------------------------------------------

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.


Statement of operations

For the period August 4, 2004 (commencement of operations) to August 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest (including interest income of $4,232 from
investments in affiliated issuers) (Note 6)                           $88,287
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                       24,139
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                        4,509
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                 3,347
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                                284
-------------------------------------------------------------------------------
Administrative services (Note 2)                                          583
-------------------------------------------------------------------------------
Reports to shareholders                                                 2,300
-------------------------------------------------------------------------------
Auditing                                                                9,314
-------------------------------------------------------------------------------
Legal                                                                   2,761
-------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                 5,114
-------------------------------------------------------------------------------
Other                                                                     962
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 6)                 (21,655)
-------------------------------------------------------------------------------
Total expenses                                                         31,658
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                             (1,981)
-------------------------------------------------------------------------------
Net expenses                                                           29,677
-------------------------------------------------------------------------------
Net investment income                                                  58,610
-------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                      (25,412)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period         (147,954)
-------------------------------------------------------------------------------
Net loss on investments                                              (173,366)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                $(114,756)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                 For the period August 4, 2004
                                                  (commencement of operations)
Increase in net assets                                      to August 31, 2004*
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                                                 $58,610
-------------------------------------------------------------------------------
Net realized loss on investments                                      (25,412)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (147,954)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from
operations                                                           (114,756)
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                                            (85,431)
-------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                                           11,814,209
-------------------------------------------------------------------------------
Total increase in net assets                                       11,614,022

Net assets
-------------------------------------------------------------------------------
Beginning of period (Note 5)                                       38,479,287
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of $26,821)                       $50,093,309
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
                                                                                             For the
                                                                                             period
                                                                                            August 4,
                                                                                            2004+ to
Per-share                                                                                  August 31
operating performance                                                                         2004
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                         $10.00
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                   .01
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                           (.04)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                                                                         (.03)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                                                                             (.02)
-----------------------------------------------------------------------------------------------------
Total distributions                                                                           (.02)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                $9.95
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                        (.31)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                             $50,093
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                   .07*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                   .12*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                       16.09*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the period ended August 31, 2004 reflect a reduction of 0.04% of average net assets per class A shares (Notes 2 and 6).


    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
August 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Floating Rate Income Fund (the "fund"), is a series of Putnam Funds Trust (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income. Preservation of capital is a secondary goal. The fund will invest primarily in income-producing floating rate loans and other floating rate debt securities.

The fund offers class A shares, which are sold with a maximum front-end sales charge of 3.25%. The fund began offering class A shares on August 4, 2004. Effective September 7, 2004 the fund will begin offering class B, class C, class M and class R shares.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statement of operations.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a financial reporting and tax basis is the same.

E) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Offering costs The offering costs of $66,024 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion, 0.34% of the next $5 billion, 0.33% of the next $8.5 billion and 0.32% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2005, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds. For the period ended August 31, 2004, Putnam Management waived $21,339 of its management fee to the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the period ended August 31, 2004, the fund paid PFTC $7,856 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended August 31, 2004, the fund's expenses were reduced by $1,981 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

Note 3
Purchases and sales of securities

During the period ended August 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $56,953,623 and $7,084,351, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Capital shares

At August 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   For the period August 4, 2004
                                    (commencement of operations)
                                              to August 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,177,293       $11,729,241
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         8,539            84,968
----------------------------------------------------------------
                                     1,185,832        11,814,209

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                         1,185,832       $11,814,209
----------------------------------------------------------------

At August 31, 2004, Putnam, LLC owned 5,009,663 class A shares of the fund (99.5% of class A shares outstanding), valued at $49,846,147.

Note 5
Initial capitalization and
offering of shares

Prior to August 4, 2004, the fund had no operations other than those related to organizational matters, including a capital contribution of $38,479,287 and the issuance of 3,847,929 shares to Putnam, LLC on August 4, 2004.

Note 6
Investment in Putnam Prime
Money Market Fund

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended August 31, 2004, management fees paid were reduced by $316 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $4,232 for the period ended August 31, 2004.

Note 7
Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Senior loans can be acquired though an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meets its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission ("SEC") and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class-action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class-action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Charles A. Ruys de Perez
Vice President and Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Floating Rate Income Fund. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call 1-800-225-1581.

Not FDIC Insured    May Lose Value    No Bank Guarantee         218952  10/04



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004